Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2014	2013	2012
Current	$73,938	$50,553	$55,010
Deferred	(6,510)	12,485	(4,857)

	$67,428	$63,038	$50,153

Components of Deferred Tax Assets and Liabilities

Deferred income taxes are comprised of the following components:

	As of September 30,
	2014	2013
Deferred tax assets:
Deferred revenue	$49,624	$50,623
Employee compensation and benefits	72,832	75,356
Intangible assets, computer software and intellectual property	11,481	11,518
Tax credits, net capital and operating loss carryforwards	163,913	166,639
Other	47,301	40,754

Total deferred tax assets	345,151	344,890
Valuation allowances	(128,207)	(127,202)

Total deferred tax assets, net	216,944	217,688

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(56,868)	(53,095)
Intangible assets, computer software and intellectual property	(113,920)	(109,354)
Other	(24,262)	(34,990)

Total deferred tax liabilities	(195,050)	(197,439)

Net deferred tax assets	$21,894	$20,249

Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2014	2013	2012
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	14	13	11

Effective income tax rate	14%	13%	11%

(1)	In fiscal 2014, foreign taxes included a benefit of $18,709 attributable to the expiration during fiscal 2014 of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions, as well as a benefit of $14,557 as a result of a tax position, which was settled during fiscal 2014. In fiscal 2013, foreign taxes included a benefit of $29,786 attributable to the expiration during fiscal 2013 of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions.

Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2014	2013	2012
Balance at beginning of fiscal year	$130,371	$133,874	$132,861
Additions based on tax positions related to the current year	22,821	19,527	20,183
Additions for tax positions of prior years	4,016	10,750	4,918
Reductions for tax positions of prior years	—	—	(5,527)
Settlements with tax authorities	(14,557)	(3,994)	(3,290)
Lapse of statute of limitations	(18,709)	(29,786)	(15,271)

Balance at end of fiscal year	$123,942	$130,371	$133,874